share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EquityInstruments $ / shares	Jun. 30, 2024 EquityInstruments $ / shares	Jun. 30, 2024 EquityInstruments $ / shares	Jun. 30, 2024 EquityInstruments $ / shares
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	1,690,001	1,690,001	1,778,901	1,778,901
Number of share options exercised | EquityInstruments	(6,000)	(6,000)	(64,200)	(64,200)
Number of share options forfeited | EquityInstruments	(62,700)	(62,700)	(93,400)	(93,400)
Number of share options outstanding, end of period | EquityInstruments	1,621,301	1,621,301	1,621,301	1,621,301
Number of options exercisable | EquityInstruments	1,621,001	1,621,001	1,621,001	1,621,001
Weighted average share price of options outstanding, beginning of period | $ / shares	$ 22.38		$ 22.35
Weighted average share price of options exercised | $ / shares	21.25		21.35
Weighted average share price of options forfeited | $ / shares	21.79		21.97
Weighted average share price of options outstanding, end of period | $ / shares	$ 22.41		$ 22.41
Weighted average share option price, exercisable | $ / shares		$ 22.31		$ 23.76
Weighted average remaining contractual life (years)			3 years	3 years
Maximum
share-based compensation
Exercise period			7 years	7 years